August 18, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE:	Old Mutual Funds II
1933 Act File No. 002-99810
1940 Act File No. 881-04391
CIK No. 0000775180

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the Securities Act of 1933, on behalf of Old Mutual Funds II, Old Mutual Capital, Inc. hereby submits for filing on EDGAR exhibits containing interactive data relating to the Old Mutual TS&W Mid-Cap Value Fund.  The sole purpose of this filing is to submit the interactive data exhibits relating to the supplement filed with the Securities and Exchange Commission on August 3, 2011 (Accession Number: 0000775180-11-000079).

If you have any questions or if we may be of further assistance, please do not hesitate to call the undersigned, at (720) 200-7736, or Kate Santoro, at (720) 200-7727.

Very truly yours,

/s/ Rhonda A. Mills
Rhonda A. Mills
OLD MUTUAL CAPITAL, INC.

Encls.